Description of Organization, Business Operations and Going Concern (Details) - Part-3 - USD ($)										6 Months Ended	10 Months Ended	12 Months Ended
		Apr. 02, 2024	Feb. 05, 2024	Feb. 03, 2024	Jan. 11, 2024	May 08, 2023	May 05, 2023	Apr. 26, 2023	May 17, 2022	Jun. 30, 2024	Dec. 31, 2022	Dec. 31, 2023	Feb. 27, 2024	May 26, 2023
Description of Organization, Business Operations and Going Concern (Details) - Part-3 [Line Items]
Remaining funds in the trust account											$ 119,220,016	$ 20,850,793
Conversion of common stock shares (in Shares)										2,874,999		2,874,999
Convertible promissory note issued														$ 1,000,000
Acquired shares (in Shares)		1,100,000
Share forfeited the redemption rights (in Shares)										1,460,771
Sponsor [Member] | Class A Common Stock [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-3 [Line Items]
Conversion of common stock shares (in Shares)						2,874,999
SBC Medical Group Holdings LLC [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-3 [Line Items]
Net working capital										$ 1,200,000,000		$ 1,000,000,000
SBC Medical Group Holdings LLC [Member] | Maximum [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-3 [Line Items]
Net working capital										3,000,000		3,000,000
SBC Medical Group Holdings LLC [Member] | Minimum [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-3 [Line Items]
Net working capital										$ 3,000,000		3,000,000
Merger Agreement [Member] | Sponsor [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-3 [Line Items]
Shares issued to sponsor (in Shares)								1,200,000
Shares puchase to affiliates							$ 1,000,000
Non Redemption Agreement [Member] | Maximum [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-3 [Line Items]
Acquired shares (in Shares)					1,700,000
Non Redemption Agreement [Member] | Minimum [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-3 [Line Items]
Acquired shares (in Shares)					1,500,000
Sponsor [Member] | Merger Agreement [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-3 [Line Items]
Shares puchase to affiliates							$ 1,000,000
Class A Common Stock [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-3 [Line Items]
Aggregate redeemed shares (in Shares)			273,334			9,577,250
Remaining funds in the trust account			$ 17,900,000			$ 20,000,000						$ 20,000,000
Non redeemption aggregate shares (in Shares)						998,682
Conversion of common stock shares (in Shares)						2,874,999						2,874,999
Common stock, par value (in Dollars per share)					$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001
Class A Common Stock [Member] | Common Stock [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-3 [Line Items]
Shares issued to sponsor (in Shares)	[1]
Aggregate redeemed shares (in Shares)			273,334			9,577,250						9,577,250
Class A Common Stock [Member] | Non Redemption Agreement [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-3 [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001
Class A Common Stock [Member] | Non Redemption Agreement [Member] | Maximum [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-3 [Line Items]
Acquired shares (in Shares)					1,700,000
Class A Common Stock [Member] | Non Redemption Agreement [Member] | Minimum [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-3 [Line Items]
Acquired shares (in Shares)					1,500,000
Class A Common Stock [Member] | Subsequent Event [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-3 [Line Items]
Aggregate redeemed shares (in Shares)				273,334
Remaining funds in the trust account				$ 17,900,000
Common stock, par value (in Dollars per share)					$ 0.0001
Class A Common Stock [Member] | Sponsor [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-3 [Line Items]
Conversion of common stock shares (in Shares)						2,874,999
Common Class B [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-3 [Line Items]
Conversion of common stock shares (in Shares)						2,874,999
Common stock, par value (in Dollars per share)										$ 0.0001	$ 0.0001	$ 0.0001
Common Class B [Member] | Common Stock [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-3 [Line Items]
Shares issued to sponsor (in Shares)	[1]										2,875,000
Common Class B [Member] | Class A Common Stock [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-3 [Line Items]
Conversion of common stock shares (in Shares)						2,874,999
Common Class B [Member] | Sponsor [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-3 [Line Items]
Shares issued to sponsor (in Shares)									2,875,000
Common Class B [Member] | Class A Common Stock [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-3 [Line Items]
Conversion of common stock shares (in Shares)						2,874,999
Forecast [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-3 [Line Items]
Convertible promissory note issued													$ 2,700,000
Forecast [Member] | Maximum [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-3 [Line Items]
Convertible promissory note issued													2,700,000
Forecast [Member] | Minimum [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-3 [Line Items]
Convertible promissory note issued													1,000,000
Forecast [Member] | Note Purchase Agreement [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-3 [Line Items]
Convertible promissory note issued													1,000,000
Forecast [Member] | Note Purchase Agreement [Member] | Maximum [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-3 [Line Items]
Convertible promissory note issued													2,700,000
Forecast [Member] | Note Purchase Agreement [Member] | Minimum [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-3 [Line Items]
Convertible promissory note issued													$ 1,000,000

[1]	Includes up to 375,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). The underwriters exercised their over-allotment option in full on August 9, 2022; thus, no shares of common stock remain subject to forfeiture as of August 9, 2022 (see Note 5).